Contingent Liabilities and Commitments (Details) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 15, 2015	Dec. 31, 2020 ILS (₪)	Dec. 31, 2018 USD ($)
Contingent Liabilities and Commitments (Details) [Line Items]
Commitments agreement, description		Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.
Aggregate grant value received (in Dollars) | $			$ 120
Restricted bank deposit to secure credit card payments		₪ 52
Restricted bank deposit to secure the rent payment		164
New Offices [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Minimum lease agreement term	3 years
Lease agreement term, description	On October 15, 2020 the lease agreement was extended for two additional years until October 14, 2022.
Future minimum lease fees payable 2021		368
Future minimum lease fees payable 2022		₪ 376
Vehicles [member]
Contingent Liabilities and Commitments (Details) [Line Items]
Lease agreement term, description		These leases have an average life of three years with no option to extend the contract. The Company has the right to terminate the agreement before the end of the three years and will be required to pay an early termination penalty of between one to three months of the lease.
Future minimum lease fees payable 2021		₪ 45
Future minimum lease fees payable 2022		26
Future minimum lease fees payable 2023		₪ 7